Investment in Affiliate	6 Months Ended
Jun. 30, 2015
Investment in Affiliate [Abstract]
Investment in Affiliate
8. Investment in Affiliate

The following table is a reconciliation of the Company's investment in affiliate as presented on the accompanying condensed consolidated balance sheet:

Balance, December 31, 2014	$2,956,250
Equity in net income of affiliate	173,002
Net proceeds from the sale of investment in affiliate	(2,936,196)
Loss on investment in affiliate, excluding transfer of equity in other comprehensive loss of affiliate to losses	(193,056)
Balance, June 30, 2015	$-

As of December 31, 2014, the Company held 3,437,500 shares or 11.0% of Box Ships' common stock.

In the second quarter of 2015, the Company proceeded with the sale of the total 3,437,500 shares of Box Ships at an average sale price of $0.8542 per share. The net proceeds from the sale of such shares amounted to $2,936,196.  A loss on investment in affiliate of $206,835, which consists of the difference between the fair value, as determined by the sale proceeds, and the book value of the shares of Box Ships of $193,056, as well as the previously recognized other comprehensive loss of affiliate of $13,779, was recorded and is included in the accompanying unaudited interim condensed consolidated statement of comprehensive loss for the six months ended June 30, 2015.